UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Equity Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Equity Income Fund

SEMIANNUAL REPORT November 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Equity Income Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Income Fund, covering the six-month period from June 1, 2017 through November 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Equity markets generally rallied over the past six months as corporate earnings grew, global economic conditions improved, and tax reform legislation appeared to make progress. While the rally was relatively broad-based, growth companies produced substantially higher returns than value-oriented companies. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds generally lost a degree of value as economic and inflation expectations increased, while corporate-backed securities fared better in anticipation of improved business conditions.

The strong performance of riskier assets has been supported by solid underlying fundamentals, including rising corporate profits, a robust labor market, and business-friendly government policies. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
December 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2017 through November 30, 2017, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended November 30, 2017, Dreyfus Equity Income Fund’s Class A shares produced a total return of 8.85%, Class C shares returned 8.44%, Class I shares returned 8.97%, and Class Y shares returned 8.95%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), provided a total return of 10.88% for the same period.2

U.S. equities gained ground over the reporting period in the midst of improving economic growth and expectations of business-friendly government policy reforms. The fund produced lower returns than the Index, primarily due to investors’ preference for growth-oriented companies over the dividend-paying companies in which the fund primarily invests.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund invests primarily in equity securities. We focus on dividend-paying stocks and other investments and investment techniques that provide income.

When selecting securities, we choose stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management, and may invest in stocks with either value or growth characteristics. In selecting securities, we use a proprietary computer model to identify and rank stocks within an industry or sector, based on value, growth and financial profile.

Based on the fundamental analysis, we select the most attractive of the higher-ranked securities and manage risk by diversifying across companies and industries.

Economic Growth and Investor Sentiment Bolstered Stocks

Stocks continued to advance over the reporting period, building on a rally that began near the end of 2016. Encouraging economic data, including a declining unemployment rate and rising corporate earnings, continued to support investor sentiment, driving most broad stock market indices to a series of new highs over much of 2017. Apparent progress made toward tax reform legislation further bolstered the Index toward the end of the reporting period.

Most market sectors benefited from the market’s broad rise, led by some of the Index’s more growth-oriented, speculative segments. The information technology sector gained substantial value, led higher by very large companies that have capitalized on trends toward online commerce, mobile communications, and cloud computing. The financials sector also produced impressive gains as net interest margins improved, regulatory burdens eased, and investors looked forward to lower corporate taxes. In contrast, traditionally defensive consumer staples and telecommunication services stocks lagged market averages. Indeed, growth-oriented stocks substantially outperformed their more value-oriented and dividend-paying counterparts as investors preferred fast-growing companies with low or no dividends over high-quality companies with attractive valuations and strong income characteristics.

DISCUSSION OF FUND PERFORMANCE (continued)

Dividend-Paying Stocks Trailed Growth Stocks

While the fund participated significantly in the Index’s robust gains over the reporting period, its emphasis on dividend-paying stocks undermined relative results in a market environment characterized by an ample appetite for risk. The broad market’s rise was dominated by a small number of large technology companies that did not meet the fund’s criteria for dividend income. In addition, digital storage specialist Seagate Technology lost a degree of value after reporting disappointing quarterly financial results and reducing its future earnings guidance to securities analysts. Results in the telecommunication services sector were dampened by investors’ preferences for faster-growing industry groups, and Internet, television, and voice services provider CenturyLink fell sharply due to declining revenues and slowing subscriber growth.

The fund achieved more positive relative results in the energy and health care sectors. Among energy companies, petroleum refiner Valero Energy gained value after announcing better-than-expected quarterly earnings. In the health care sector, pharmaceutical developer AbbVie advanced due to strong sales of a major biological arthritis and skin diseases treatment, which prompted analysts to revise their earnings forecasts higher.

Focusing on Individual Dividend-Paying Companies

Although our quantitative investment process employs a “bottom-up” approach in which we focus on the fundamental characteristics of individual companies, and not on macroeconomic or market trends, it is worth noting that many analysts expect the U.S. economic expansion to persist and corporate earnings to continue to rise. In addition, if corporate taxes are reduced sharply, many investors expect companies to deploy those savings toward shareholder-friendly activities such as higher dividends and stock buyback programs.

In this environment, we have continued to identify ample opportunities among businesses that meet our valuation, earnings, behavioral, and dividend criteria. As of the end of the reporting period, our security selection process has led to mildly overweighted exposure to the telecommunication services, utilities, consumer staples, and energy sectors. We have found relatively few companies meeting our criteria in the industrials, consumer discretionary, and materials sectors.

December 15, 2017

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through September 29, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2017 to November 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.39	$9.30	$4.09	$4.09
Ending value (after expenses)	$1,088.50	$1,084.40	$1,089.70	$1,089.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.22	$9.00	$3.95	$3.95
Ending value (after expenses)	$1,019.90	$1,016.14	$1,021.16	$1,021.16

†  Expenses are equal to the fund's annualized expense ratio of 1.03% for Class A, 1.78% for Class C, .78% for Class I and .78% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.8%
Automobiles & Components - 1.2%
Ford Motor	358,750	4,491,550
Banks - 7.1%
Bank of America	239,900	6,757,983
Cullen/Frost Bankers	7,050	693,790
East West Bancorp	15,550	956,947
First Horizon National	76,000	1,473,640
JPMorgan Chase & Co.	131,055	13,697,869
New York Community Bancorp	19,050	254,127
Regions Financial	131,000	2,173,290
Wells Fargo & Co.	6,500	367,055
		26,374,701
Capital Goods - 4.2%
Boeing	44,400	12,289,920
General Electric	156,300	2,858,727
Timken	7,850	391,715
		15,540,362
Commercial & Professional Services - 1.7%
Pitney Bowes	605,265	6,458,178
Consumer Durables & Apparel - .8%
Garmin	41,350	2,567,008
Tupperware Brands	5,900	372,408
		2,939,416
Consumer Services - 3.0%
Darden Restaurants	21,500	1,812,880
H&R Block	166,900	4,369,442
Royal Caribbean Cruises	39,800	4,930,424
		11,112,746
Diversified Financials - 2.5%
Ares Capital	50,763	823,376
Eaton Vance	45,550	2,518,004
Federated Investors, Cl. B	14,500	486,620
Goldman Sachs Group	7,400	1,832,536
Lazard, Cl. A	29,200	1,438,100
Morgan Stanley	44,450	2,294,064
		9,392,700
Energy - 8.6%
Chevron	25,460	3,029,485
Exxon Mobil	110,910	9,237,694
HollyFrontier	41,200	1,832,576
Marathon Petroleum	6,550	410,227
ONEOK	56,250	2,919,375

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Energy - 8.6% (continued)
Valero Energy	165,850		14,200,077
Williams Cos.	11,250		326,813
			31,956,247
Food & Staples Retailing - .9%
CVS Health	12,900		988,140
Wal-Mart Stores	24,690		2,400,609
			3,388,749
Food, Beverage & Tobacco - 8.0%
Altria Group	201,970		13,699,625
Archer-Daniels-Midland	118,400		4,721,792
Coca-Cola	34,500		1,579,065
Conagra Brands	52,500		1,959,825
Philip Morris International	75,790		7,787,422
			29,747,729
Household & Personal Products - 2.6%
Kimberly-Clark	58,550		7,011,948
Procter & Gamble	31,700		2,852,683
			9,864,631
Insurance - 3.5%
Old Republic International	211,850		4,442,494
Principal Financial Group	107,800		7,631,162
Prudential Financial	7,005		811,459
			12,885,115
Materials - .7%
LyondellBasell Industries, Cl. A	25,700		2,690,790
Media - 1.5%
Interpublic Group of Companies	212,800		4,209,184
Omnicom Group	17,700		1,264,488
			5,473,672
Pharmaceuticals, Biotechnology & Life Sciences - 11.8%
AbbVie	115,530		11,197,168
Amgen	19,200		3,372,672
Bristol-Myers Squibb	31,600		1,996,804
Eli Lilly & Co.	6,420		543,389
Merck & Co.	235,210		13,000,057
Pfizer	383,007		13,887,834
			43,997,924
Real Estate - 3.2%
Brixmor Property Group	32,050	[a]	579,144
Camden Property Trust	10,550	[a]	963,004
Chimera Investment	20,070	[a]	367,281
CoreCivic	156,100	[a]	3,669,911
DDR	21,850	[a]	166,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Real Estate - 3.2% (continued)
GGP	14,900	[a]	350,150
Hospitality Properties Trust	16,040	[a]	481,040
Host Hotels & Resorts	51,600	[a]	1,021,164
Lamar Advertising, Cl. A	5,500	[a]	413,765
Liberty Property Trust	24,250	[a]	1,088,340
MFA Financial	211,050	[a]	1,688,400
Public Storage	4,050	[a]	863,136
Tanger Factory Outlet Centers	18,150	[a]	454,476
			12,106,527
Retailing - 2.4%
Amazon.com	6,700	[b]	7,884,225
Best Buy	19,700		1,174,317
			9,058,542
Semiconductors & Semiconductor Equipment - 2.3%
Intel	79,445		3,562,314
KLA-Tencor	3,850		393,624
Maxim Integrated Products	70,800		3,704,964
Texas Instruments	7,900		768,591
			8,429,493
Software & Services - 11.3%
Alphabet, Cl. A	5,000	[b]	5,180,850
Alphabet, Cl. C	5,000	[b]	5,107,050
CA	186,250		6,159,287
Facebook, Cl. A	40,100	[b]	7,104,918
International Business Machines	18,340		2,823,810
Microsoft	124,685		10,494,736
Paychex	6,200		417,322
Western Union	234,950		4,626,165
			41,914,138
Technology Hardware & Equipment - 10.4%
Apple	85,170		14,636,464
Cisco Systems	45,650		1,702,745
HP	342,900		7,355,205
Seagate Technology	275,350		10,617,496
Western Digital	3,300		260,238
Xerox	133,712		3,965,898
			38,538,046
Telecommunication Services - 4.9%
AT&T	369,660		13,448,231
CenturyLink	229,750		3,352,052
Verizon Communications	29,370		1,494,639
			18,294,922

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Transportation - .6%
Norfolk Southern	13,900		1,926,957
United Parcel Service, Cl. B	2,920		354,634
			2,281,591
Utilities - 6.6%
AES	326,000		3,449,080
Ameren	23,200		1,483,872
American Electric Power	11,660		905,166
Avangrid	24,750		1,313,482
CMS Energy	9,700		484,030
FirstEnergy	320,500		10,941,870
MDU Resources Group	26,100		729,495
National Fuel Gas	12,200		717,360
OGE Energy	24,100		861,816
PPL	102,200		3,747,674
			24,633,845
Total Common Stocks (cost $312,167,540)			371,571,614

Other Investment - .0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $15,874)	15,874	[c]	15,874
Total Investments (cost $312,183,414)	99.8%		371,587,488
Cash and Receivables (Net)	.2%		601,014
Net Assets	100.0%		372,188,502

a Investment in real estate investment trust.

b Non-income producing security.

c Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	11.8
Software & Services	11.3
Technology Hardware & Equipment	10.3
Energy	8.6
Food, Beverage & Tobacco	8.0
Banks	7.1
Utilities	6.6
Telecommunication Services	4.9
Capital Goods	4.2
Insurance	3.5
Diversified Financials	3.1
Consumer Services	3.0
Real Estate	2.7
Household & Personal Products	2.6
Retailing	2.4
Semiconductors & Semiconductor Equipment	2.3
Commercial & Professional Services	1.7
Media	1.5
Automobiles & Components	1.2
Food & Staples Retailing	.9
Consumer Durables & Apparel	.8
Materials	.7
Transportation	.6
Money Market Investment	.0
99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 5/31/17 ($)	Purchases ($)	Sales ($)	Value 11/30/17 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,762,989	25,015,496	28,762,611	15,874.0		6,048

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	312,167,540	371,571,614
Affiliated issuers	15,874	15,874
Cash		31,611
Dividends receivable		1,239,916
Receivable for shares of Beneficial Interest subscribed		229,188
Prepaid expenses		41,103
		373,129,306
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		270,336
Payable for shares of Beneficial Interest redeemed		564,626
Accrued expenses		105,842
		940,804
Net Assets ($)		372,188,502
Composition of Net Assets ($):
Paid-in capital		288,725,659
Accumulated undistributed investment income—net		1,302,815
Accumulated net realized gain (loss) on investments		22,755,954
Accumulated net unrealized appreciation (depreciation) on investments		59,404,074
Net Assets ($)		372,188,502

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	190,737,065	25,124,841	153,871,763	2,454,833
Shares Outstanding	9,594,434	1,279,591	7,725,835	122,989
Net Asset Value Per Share ($)	19.88	19.64	19.92	19.96

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	6,404,389
Affiliated issuers	6,048
Interest	1,334
Total Income	6,411,771
Expenses:
Management fee—Note 3(a)	1,265,563
Shareholder servicing costs—Note 3(c)	457,027
Distribution fees—Note 3(b)	92,013
Professional fees	53,333
Registration fees	40,075
Prospectus and shareholders’ reports	16,183
Trustees’ fees and expenses—Note 3(d)	15,764
Custodian fees—Note 3(c)	12,090
Loan commitment fees—Note 2	5,179
Interest expense—Note 2	901
Miscellaneous	13,298
Total Expenses	1,971,426
Less—reduction in expenses due to undertaking—Note 3(a)	(202,072)
Less—reduction in fees due to earnings credits—Note 3(c)	(2,630)
Net Expenses	1,766,724
Investment Income—Net	4,645,047
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	15,112,652
Net unrealized appreciation (depreciation) on investments	10,836,657
Net Realized and Unrealized Gain (Loss) on Investments	25,949,309
Net Increase in Net Assets Resulting from Operations	30,594,356

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Operations ($):
Investment income—net	4,645,047	8,242,130
Net realized gain (loss) on investments	15,112,652	11,664,925
Net unrealized appreciation (depreciation) on investments	10,836,657	21,057,634
Net Increase (Decrease) in Net Assets Resulting from Operations	30,594,356	40,964,689
Distributions to Shareholders from ($):
Investment income—net:
Class A	(2,089,207)	(5,551,954)
Class C	(186,684)	(372,193)
Class I	(1,835,495)	(1,700,636)
Class Y	(28,903)	(66,644)
Net realized gain on investments:
Class A	-	(1,572,913)
Class C	-	(162,340)
Class I	-	(334,884)
Class Y	-	(16,751)
Total Distributions	(4,140,289)	(9,778,315)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	12,188,168	46,390,754
Class C	1,871,172	8,844,301
Class I	30,911,753	133,365,352
Class Y	5,000	2,193,141
Distributions reinvested:
Class A	1,816,813	6,448,349
Class C	145,767	368,813
Class I	1,731,241	1,767,877
Class Y	28,638	82,638
Cost of shares redeemed:
Class A	(19,602,190)	(98,852,294)
Class C	(3,158,602)	(5,384,075)
Class I	(31,749,612)	(24,310,548)
Class Y	(10,000)	(2,440,090)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,821,852)	68,474,218
Total Increase (Decrease) in Net Assets	20,632,215	99,660,592
Net Assets ($):
Beginning of Period	351,556,287	251,895,695
End of Period	372,188,502	351,556,287
Undistributed investment income—net	1,302,815	798,057

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	647,951	2,652,350
Shares issued for distributions reinvested	96,750	370,775
Shares redeemed	(1,039,154)	(5,610,003)
Net Increase (Decrease) in Shares Outstanding	(294,453)	(2,586,878)
Class Ca
Shares sold	100,022	511,564
Shares issued for distributions reinvested	7,867	21,417
Shares redeemed	(168,815)	(306,485)
Net Increase (Decrease) in Shares Outstanding	(60,926)	226,496
Class Ia
Shares sold	1,640,152	7,457,434
Shares issued for distributions reinvested	92,008	99,438
Shares redeemed	(1,685,157)	(1,350,906)
Net Increase (Decrease) in Shares Outstanding	47,003	6,205,966
Class Y
Shares sold	268	117,469
Shares issued for distributions reinvested	1,518	4,753
Shares redeemed	(518)	(134,066)
Net Increase (Decrease) in Shares Outstanding	1,268	(11,844)

aDuring the period ended November 30, 2017, 79 Class A shares representing $1,469 were exchanged for 79 Class I shares and during the period ended May 31, 2017, 7,926 Class A shares for 7,913 Class I shares and 4,381 Class C shares representing $74,377 were exchanged for 4,315 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2017		Year Ended May 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	18.48	16.59	18.01	17.55	15.42	13.16
Investment Operations:
Investment income—net[a]	.24	.51	.52	.48	.45	.50
Net realized and unrealized gain (loss) on investments	1.37	1.98	(.37)	.94	2.28	2.40
Total from Investment Operations	1.61	2.49	.15	1.42	2.73	2.90
Distributions:
Dividends from investment income—net	(.21)	(.47)	(.50)	(.48)	(.42)	(.49)
Dividends from net realized gain on investments	—	(.13)	(1.07)	(.48)	(.18)	(.15)
Total Distributions	(.21)	(.60)	(1.57)	(.96)	(.60)	(.64)
Net asset value, end of period	19.88	18.48	16.59	18.01	17.55	15.42
Total Return (%)[b]	8.85[c]	15.18	1.54	8.41	18.11	22.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18[d]	1.22	1.21	1.21	1.21	1.30
Ratio of net expenses to average net assets	1.03[d]	1.10	1.10	1.10	1.10	1.15
Ratio of net investment income to average net assets	2.51[d]	2.88	3.12	2.69	2.75	3.48
Portfolio Turnover Rate	36.45[c]	61.60	65.19	42.17	20.36	53.66
Net Assets, end of period ($ x 1,000)	190,737	182,705	206,929	220,644	178,781	107,425

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2017		Year Ended May 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	18.25	16.36	17.79	17.35	15.26	13.03
Investment Operations:
Investment income—net[a]	.17	.36	.39	.34	.33	.39
Net realized and unrealized gain (loss) on investments	1.36	1.96	(.37)	.93	2.25	2.37
Total from Investment Operations	1.53	2.32	.02	1.27	2.58	2.76
Distributions:
Dividends from investment income—net	(.14)	(.30)	(.38)	(.35)	(.31)	(.38)
Dividends from net realized gain on investments	—	(.13)	(1.07)	(.48)	(.18)	(.15)
Total Distributions	(.14)	(.43)	(1.45)	(.83)	(.49)	(.53)
Net asset value, end of period	19.64	18.25	16.36	17.79	17.35	15.26
Total Return (%)[b]	8.44[c]	14.35	.80	7.59	17.18	21.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.86[d]	1.91	1.92	1.92	2.00	2.11
Ratio of net expenses to average net assets	1.78[d]	1.84	1.85	1.85	1.85	1.90
Ratio of net investment income to average net assets	1.76[d]	2.07	2.39	1.94	2.00	2.76
Portfolio Turnover Rate	36.45[c]	61.60	65.19	42.17	20.36	53.66
Net Assets, end of period ($ x 1,000)	25,125	24,465	18,222	18,137	15,077	7,715

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2017		Year Ended May 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	18.51	16.65	18.08	17.61	15.47	13.20
Investment Operations:
Investment income—net[a]	.26	.50	.54	.52	.50	.55
Net realized and unrealized gain (loss) on investments	1.39	2.04	(.36)	.95	2.28	2.39
Total from Investment Operations	1.65	2.54	.18	1.47	2.78	2.94
Distributions:
Dividends from investment income—net	(.24)	(.55)	(.54)	(.52)	(.46)	(.52)
Dividends from net realized gain on investments	—	(.13)	(1.07)	(.48)	(.18)	(.15)
Total Distributions	(.24)	(.68)	(1.61)	(1.00)	(.64)	(.67)
Net asset value, end of period	19.92	18.51	16.65	18.08	17.61	15.47
Total Return (%)	8.97[b]	15.55	1.80	8.61	18.47	22.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85[c]	.92	.92	.92	.96	1.12
Ratio of net expenses to average net assets	.78[c]	.84	.85	.85	.85	.90
Ratio of net investment income to average net assets	2.77[c]	2.82	3.32	2.93	2.99	3.74
Portfolio Turnover Rate	36.45[b]	61.60	65.19	42.17	20.36	53.66
Net Assets, end of period ($ x 1,000)	153,872	142,128	24,525	29,527	29,862	11,878

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2017		Year Ended May 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	18.55	16.63	18.04	17.61	15.26
Investment Operations:
Investment income—net[b]	.26	.54	.56	.55	.38
Net realized and unrealized gain (loss) on investments	1.39	2.06	(.36)	.88	2.51
Total from Investment Operations	1.65	2.60	.20	1.43	2.89
Distributions:
Dividends from investment income—net	(.24)	(.55)	(.54)	(.52)	(.36)
Dividends from net realized gain on investments	—	(.13)	(1.07)	(.48)	(.18)
Total Distributions	(.24)	(.68)	(1.61)	(1.00)	(.54)
Net asset value, end of period	19.96	18.55	16.63	18.04	17.61
Total Return (%)	8.95[c]	15.93	1.85	8.50	19.27[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[d]	.84	.84	.84	.97[d]
Ratio of net expenses to average net assets	.78[d]	.84	.84	.84	.85[d]
Ratio of net investment income to average net assets	2.76[d]	3.10	3.37	3.21	2.75[d]
Portfolio Turnover Rate	36.45[c]	61.60	65.19	42.17	20.36
Net Assets, end of period ($ x 1,000)	2,455	2,258	2,221	3,614	824

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	371,571,614	-	-	371,571,614
Registered Investment Company	15,874	-	-	15,874

† See Statement of Investments for additional detailed categorizations.

At November 30, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended November 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2017 was as follows: ordinary income $8,146,688 and long-term capital gains $1,631,627. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2017 was approximately $85,200 with a related weighted average annualized interest rate of 2.11%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from June 1, 2017 through September 29, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the total annual fund operating expenses of Class A, C, I and Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .78% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $202,072 during the period ended November 30, 2017.

During the period ended November 30, 2017, the Distributor retained $19,496 from commissions earned on sales of the fund’s Class A shares and $1,100 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2017, Class C shares were charged $92,013 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2017, Class A and Class C shares were charged $232,568 and $30,671, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2017, the fund was charged $36,877 for transfer agency services and $2,569 for cash

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $2,569.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2017, the fund was charged $12,090 pursuant to the custody agreement. These fees were partially offset by earnings credits of $61.

During the period ended November 30, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $210,355, Distribution Plan fees $15,204, Shareholder Services Plan fees $43,590, custodian fees $7,621, Chief Compliance Officer fees $7,472 and transfer agency fees $15,772, which are offset against an expense reimbursement currently in effect in the amount of $29,678.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2017, amounted to $131,079,418 and $135,610,666, respectively.

At November 30, 2017, accumulated net unrealized appreciation on investments was $59,404,074, consisting of $67,591,460 gross unrealized appreciation and $8,187,386 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

NOTES

For More Information

Dreyfus Equity Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DQIAX Class C: DQICX Class I: DQIRX Class Y: DQIYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6144SA1117

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)